Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0002045458
Registrant Name	Stonepeak-Plus Infrastructure Fund LP
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A